Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Common Shares [Member]	Share - based payment reserve [Member]	Deficit [Member]	Total
Beginning Balance (shares) at Dec. 31, 2017	200,969,314
Beginning Balance at Dec. 31, 2017	$ 100,729	$ 18,729	$ (87,499)	$ 31,959
Share-based compensation		91		91
Net loss for the year			(1,419)	(1,419)
Ending Balance (shares) at Dec. 31, 2018	200,969,314
Ending Balance at Dec. 31, 2018	$ 100,729	18,820	(88,918)	30,631
Shares issued for cash (shares)	3,000,000
Shares issued for cash	$ 113			113
Shares issued for convertible notes (Shares)	12,846,296
Shares issued for convertible notes	$ 547	291		838
Shares issued for stock options exercised (shares)	400,000
Shares issued for stock options exercised	$ 35	(16)		19
Share-based compensation		117		117
Net loss for the year			(1,711)	(1,711)
Ending Balance (shares) at Dec. 31, 2019	217,215,610
Ending Balance at Dec. 31, 2019	$ 101,424	19,212	(90,629)	30,007
Shares issued for convertible notes (Shares)	1,000,000
Shares issued for convertible notes	$ 94	35		129
Shares issued for stock options exercised (shares)	500,000
Shares issued for stock options exercised	$ 35	(16)		19
Share-based compensation		175		175
Net loss for the year			(983)	(983)
Ending Balance (shares) at Dec. 31, 2020	218,715,610
Ending Balance at Dec. 31, 2020	$ 101,553	$ 19,406	$ (91,612)	$ 29,347